FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 10.2	$ 0.9
Acquisition date fair value of marketable securities sold	(10.7)	(1.3)
Loss on sale of marketable securities recorded in OCI	$ (0.5)	$ (0.4)